Staff costs and Directors' Remuneration	12 Months Ended
Dec. 31, 2025
Staff costs and Directors' Remuneration
Staff costs and Directors' Remuneration

Note 10     Staff costs and Directors’ Remuneration

Amounts in US$ ‘000	2025	2024	2023
Wages and salaries	41,098	46,542	41,917
Share-based payments (Note 30)	4,467	6,274	7,328
Social security charges	7,507	6,967	5,992
Director’s fees and allowance	449	700	896
	53,521	60,483	56,133
Recognized as follows:
Production and operating costs	16,004	16,344	14,639
Geological and geophysical expenses	7,313	9,445	8,407
Administrative expenses	29,719	34,183	32,604
Selling expenses	485	511	483
	53,521	60,483	56,133
Board of Directors’ and key managers’ remuneration
Salaries and fees (a)	9,071	7,355	6,081
Share-based payments	3,416	4,072	4,886
	12,487	11,427	10,967
(a)	Includes one-off severance and hiring payments related to executive management changes during the year.

Directors’ Remuneration

	Non-Executive	Director Fees	Cash Equivalent
	Directors’ Fees	Paid in Shares	Total Remuneration
	(in US$)	(No. of Shares)	(in US$)
James F. Park (a)	—	—	—
Robert A. Bedingfield (b)	—	29,738	225,000
Constantin Papadimitriou (c)	120,000	13,280	220,000
Somit Varma (d)	—	30,545	230,000
Sylvia Escovar (e)	—	34,269	259,103
Brian F. Maxted (f)	120,000	13,280	220,000
Carlos E. Macellari (g)	103,397	13,280	203,397
Marcela Vaca (h)	105,870	13,280	205,870
Felipe Bayon (i)	—	—	—
Andrés Ocampo (j)	—	—	—
(a)	Mr. Park has a consulting agreement with the Company in addition to his roles as Vice Chairman, non-executive Director and Strategy and Risk Committee Chairman. He has relinquished his fees as a member of the Board of Directors and its Committees.
(b)	Audit Committee Chairman.
(c)	Compensation Committee Chairman.
(d)	Mr. Varma served as Director and Chairman of the Nomination and Corporate Governance Committee until January 19, 2026, when he stepped down from the Board of Directors.
(e)	Independent Chair of the Board of Directors.
(f)	Technical Committee Chairman.
(g)	Non-executive director.
(h)	SPEED/Sustainability Committee Chairman.
(i)	Mr. Bayon has an employment agreement to act as Chief Executive Officer, and he is not entitled to receive additional compensation as a member of the Board of Directors.
(j)	Mr. Ocampo had an employment agreement to act as Chief Executive Officer until May 2025, and was not entitled to receive additional compensation as a member of the Board of Directors.